Loans payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Loans payable	¥ 226,370	¥ 200,470
Third parties [Member]
Disclosure of transactions between related parties [line items]
Loans payable	216,370	177,970
Shareholders [Member]
Disclosure of transactions between related parties [line items]
Loans payable	¥ 10,000	¥ 22,500